SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP"). The significant accounting policies are as follows:

Functional Currency

The accompanying consolidated financial statements are presented in United States dollars. The Company has determined that the functional currency of its foreign subsidiaries is the local currency, which is predominantly the Euro. For financial reporting purposes, the assets and liabilities of such subsidiaries are translated into United States dollars using exchange rates in effect at the balance sheet date. The revenue and expenses of such subsidiaries are translated into United States dollars using average exchange rates in effect during the reporting period. Resulting translation adjustments are presented as a separate category in shareholders' deficit called accumulated other comprehensive loss.

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from these estimates. The most significant estimates and assumptions included in these consolidated financial statements consist of the: (a) calculation of the allowance for doubtful accounts, (b) determination of the fair value of shares of common stock issued to a related party, (c) determination of the fair value of stock options upon the modification of the Company's stock option plans, (d) recognition of contingent liabilities, and (e) calculation of income taxes.

Principles of Consolidation

The consolidated financial statements include the accounts of ICTS International N.V. and its wholly-owned subsidiaries. All significant intercompany balances have been eliminated in consolidation.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be cash and cash equivalents.

Restricted Cash

Restricted cash as of December 31, 2011 consists of: (a) a $3,500 certificate of deposit that matures on September 30, 2012 and serves as cash collateral for the Company's line of credit arrangement (see Note 7) and (b) $274 held in several bank accounts that serves as cash collateral for outstanding letters of credit, which is released from restriction on various dates from September 2012 to December 2012 (see Note 15).

Restricted cash as of December 31, 2010 consists of a $3,500 certificate of deposit that matured on May 31, 2011 and served as cash collateral for the Company's line of credit arrangement (see Note 7).

Accounts Receivable

Accounts receivable represent amounts due to the Company for services rendered and are recorded net of an allowance for doubtful accounts. The allowance for doubtful accounts is based on historical collection experience, factors related to a specific customer and current economic trends. The Company writes off accounts receivable against the allowance for doubtful accounts when the balance is determined to be uncollectible. As of December 31, 2011 and 2010, the allowance for doubtful accounts is $399 and $339, respectively.

Investments in Affiliates

The Company accounts for investments in the equity securities of companies which represent an ownership interest of 20% or more and the ability to exercise significant influence, provided that ability does not represent control, using the equity method. The equity method requires the Company to recognize its share of the net income (loss) of its investees in the consolidated statement of operations until the carrying value of the investment is zero.

Property and Equipment

Equipment and facilities, internal-use software, and vehicles are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The estimated useful lives used in determining depreciation are as follows:

Years
Equipment and facilities	3-20
Internal-use software	7
Vehicles	3-7

Leasehold improvements are amortized using the straight-line method over the shorter of the term of the lease or the estimated useful lives of the assets.

Capitalized Internal-Use Software Costs

The Company capitalizes the cost of internal-use software that has a useful life in excess of one year in property and equipment. These costs consist of payments made to third party consultants for the installation and integration of software and related travel costs. Software maintenance and training costs, including related travel costs, are expensed in the period in which they are incurred.

Deferred Financing Costs

Deferred financing costs are stated at cost, less accumulated amortization. Amortization is calculated using the straight-line method over the term of the related credit facility of two years. The results achieved using the straight-line method are not materially different than those which would result using the effective interest method.

Goodwill

Goodwill represents the excess purchase price over the fair value of the net tangible and intangible assets of an acquired business. Goodwill is assessed for impairment by reporting unit on an annual basis or when events or changes in circumstances indicate that the carrying value may not be recoverable. The assessment begins with an analysis of qualitative factors as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. If it is determined that goodwill should be reviewed for impairment, then a discounted cash flow analysis is performed to determine whether the goodwill is recoverable. If the carrying value of the goodwill is not recoverable based upon the discounted cash flow analysis, then an impairment charge is recorded for the difference between the carrying value and the fair value of the goodwill. During the years ended December 31, 2011, 2010 and 2009, the Company has not recorded any impairment charges on its goodwill.

Long-Lived Assets

The Company reviews long-lived assets, other than goodwill, for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. The Company assesses recoverability by determining whether the net book value of the related asset will be recovered through the projected undiscounted future cash flows of the asset. If the Company determines that the carrying value of the asset may not be recoverable, it measures any impairment based on the fair value of the asset as compared to its carrying value. During the years ended December 31, 2011, 2010, and 2009, the Company did not record any impairment charges on its long-lived assets.

Convertible Debt Instruments

The Company evaluates convertible debt instruments to determine whether the embedded conversion option needs to be bifurcated from the debt instrument and accounted for as a freestanding derivative instrument or considered a beneficial conversion option. An embedded conversion option is considered to be a freestanding derivative when: (a) the economic characteristics and risks of the embedded conversion option are not clearly and closely related to the economic characteristics and risks of the host instrument, (b) the hybrid instrument that embodies both the embedded conversion option and the host instrument is not re-measured at fair value under otherwise applicable US GAAP with changes in fair value reported in earnings as they occur, and (c) a separate instrument with the same terms as the embedded conversion option would be considered a derivative instrument subject to certain requirements (except when the host instrument is deemed to be conventional). When it is determined that an embedded conversion option should not be bifurcated from its host instrument, the embedded conversion option is evaluated to determine whether it contains any intrinsic value which needs to be discounted from the carrying value of the convertible debt instrument. The intrinsic value of an embedded conversion option is considered to be the difference between the fair value of the underlying security on the commitment date of the debt instrument and the effective conversion price embedded in the debt instrument.

Contingent Liabilities

The Company is subject to various investigations, claims and legal proceedings covering a wide range of matters that arise in the normal course of its business activities. Liabilities for such contingencies are recognized when: (a) information available prior to the issuance of the consolidated financial statements indicates that it is probable that a liability had been incurred at the date of the consolidated financial statements and (b) the amount of loss can reasonably be estimated.

Comprehensive Income (Loss)

Comprehensive income (loss) reflects changes in shareholders' deficit that result from transactions and economic events from non-owner sources. The Company's comprehensive income (loss) for the years ended December 31, 2011, 2010 and 2009 consists of its net income (loss) and foreign currency translation adjustment.

Stock-Based Compensation

Stock-based compensation to employees, including stock options, are measured at the fair value of the award on the date of grant based on the estimated number of awards that are ultimately expected to vest. The compensation expense resulting from stock-based compensation to employees is recorded over the vesting period of the award in selling, general and administrative expense on the accompanying consolidated statements of operations and comprehensive income (loss).

Stock-based compensation issued to non-employees for services rendered are recorded at either the fair value of the services rendered or the fair value of the stock-based compensation, whichever is more readily determinable.

Revenue Recognition

Revenue is recognized as services are rendered based on the terms contained in the Company's contractual arrangements with customers, provided that services have been rendered, the fee is fixed and determinable, and collection of the related receivable is reasonably assured.

Cost of Revenue

Cost of revenue represents primarily payroll and related costs associated with employees who provide services under the terms of the Company's contractual arrangements. Such costs are recognized as services are provided.

Advertising Costs

Advertising costs are expensed as incurred. Advertising costs during the years ended December 31, 2011, 2010 and 2009 are $63, $129 and $48, respectively.

Research and Development Costs

Research and development costs are expensed as incurred and consist primarily of payroll and related costs.

Value Added Tax

Certain of the Company's operations are subject to Value Added Tax ("VAT") applied on the services sold in those respective countries. The Company is required to remit the VAT collected to the tax authorities, but may deduct the VAT paid on certain eligible purchases. The Company records the VAT amount payable or receivable in each respective country on a net basis in the accompanying consolidated balance sheets.

Income Taxes

The Company accounts for income taxes using the liability method. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period that includes the enactment date. A valuation allowance is established when realization of net deferred tax assets is not considered more likely than not.

Uncertain income tax positions are determined based upon the likelihood of the positions being sustained upon examination by taxing authorities. The benefit of a tax position is recognized in the consolidated financial statements in the period during which management believes it is more likely than not that the position will not be sustained. Income tax positions taken are not offset or aggregated with other positions. Income tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of income tax benefit that is more than 50 percent likely of being realized if challenged by the applicable taxing authority. The portion of the benefits associated with income tax positions taken that exceeds the amount measured is reflected as income taxes payable.

The Company recognizes interest related to uncertain tax positions in interest expense. The Company recognizes penalties related to uncertain tax positions in selling, general and administrative expenses.

Income (Loss) Per Share

Basic income (loss) per share is computed by dividing net income (loss) available to common shareholders by the weighted average number of shares of common stock outstanding during the period. Diluted income (loss) per share is determined in the same manner as basic income (loss) per share, except that the number of shares is increased to include potentially dilutive securities using the treasury stock method. Because the Company incurred a loss from continuing operations in all periods presented, all potentially dilutive securities were excluded from the computation of diluted income (loss) per share because the effect of including them is anti-dilutive.

The following table summarizes the number of shares of common stock attributable to potentially dilutive securities outstanding for each of the periods which were excluded from the calculation of diluted income (loss) per share:

	Year Ended December 31,
	2011	2010	2009

Stock Options	-	332,000	332,000
Shares Issuable upon Conversion of
Convertible Notes Payable to Related Party	9,926,938	7,052,569	4,830,476
Total	9,926,938	7,384,569	5,162,476

As of December 31, 2011, the Company's common stock and common stock issuable upon the conversion of convertible notes payable to a related party is 963,636 shares in excess of the Company's authorized shares of common stock. However, the Company has concluded that there is no need to reflect the fair value of the shares of common stock subject to the shortfall as a derivative liability because the ability to increase the number of authorized shares of common stock is considered to be within its control since its Chairman owns or controls approximately 60.3% of the Company's issued and outstanding common stock. Therefore, any shareholder vote needed to effect an increase in the Company's authorized shares of common stock is perfunctory.

Fair Value of Financial Instruments

The fair values of cash and cash equivalents, restricted cash, accounts receivable, accounts payable, accrued expenses and other current liabilities, income taxes payable and notes payable - bank approximate their carrying values due to the short-term nature of the instruments. The carrying values of the convertible notes payable to related party, liability to the United States Department of Labor and other liabilities are not readily determinable because: (a) these instruments are not traded and, therefore, no quoted market prices exist upon which to base an estimate of fair value and (b) there were no readily determinable similar instruments on which to base an estimate of fair value.

Concentration of Credit Risk

Financial instruments which are subject to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash and accounts receivable.

The Company maintains cash and cash equivalents and restricted cash in accounts with financial institutions in the United States, Europe, Japan and Israel. Interest-bearing bank accounts at financial institutions located in the United States are insured by the Federal Deposit Insurance Corporation ("FDIC") for up to $250 per institution through December 31, 2013. As of December 31, 2011, cash and cash equivalents being held in the United States do not exceed the FDIC limit. Bank accounts located in Europe, Japan and Israel, which hold $4,115 as of December 31, 2011, are uninsured.

The Company renders services to a limited number of airlines and airports through service contracts and provides credit without collateral. Some of these airlines and airports may have difficulties in meeting their financial obligations, which can have a material adverse effect on the Company's consolidated financial position, results of operations and cash flows. To mitigate this risk, the Company regularly reviews the creditworthiness of its customers through its credit evaluation process.

Revenue from three customers represented 53% and 69% of total revenue during the years ended December 31, 2011 and 2010, respectively. Accounts receivable from these three customers represented 42% and 49% of total accounts receivable as of December 31, 2011 and 2010, respectively. Revenue from two customers represented 56% of total revenue during the year ended December 31, 2009.

Risks and Uncertainties

The Company is currently engaged in direct operations in numerous countries and is therefore subject to risks associated with international operations (including economic and/or political instability and trade restrictions). Such risks can cause the Company to have significant difficulties in connection with the sale or provision of its services in international markets and have a material impact on the Company's consolidated financial position, results of operations and cash flows.

The Company is subject to changes in interest rates based on Federal Reserve actions and general market conditions. The Company does not utilize derivative instruments to manage its exposure to interest rate risk. The Company believes that a moderate interest rate increase will not have a material impact on the Company's consolidated financial position, results of operations and cash flows.

Furthermore, as a result of its international operations, the Company is subject to market risks associated with foreign currency exchange rate fluctuations. The Company does not utilize derivative instruments to manage its exposure to such market risk. As such, significant foreign currency exchange rate fluctuations can have a material impact on the Company's consolidated financial position, results of operations and cash flows.

Reclassifications

Certain amounts in the prior year balance sheet and statement of cash flows have been reclassified to conform to the current period presentation.

Recently Issued Accounting Pronouncements

In June 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update No. 2011-05, "Comprehensive Income (Topic 220): Presentation of Comprehensive Income" ("ASU 2011-05"). ASU 2011-05 amends the FASB Accounting Standards Codification ("ASC") to allow an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The amendments in ASU 2011-05 do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. ASU 2011-05 should be applied retrospectively and is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. The adoption of this pronouncement is not expected to have a material impact on the Company's consolidated financial position, results of operations or cash flows.

In December 2011, the FASB issued ASC Update No. 2011-12, "Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05" ("ASU 2011-12"). The amendments in ASU No. 2011-12 are effective at the same time as the amendments in ASU 2011-05 so that entities will not be required to comply with the presentation requirements in ASU 2011-05 that ASU 2011-12 is deferring.  In order to defer only those changes in ASU 2011-05 that relate to the presentation of reclassification adjustments, the paragraphs in ASU 2011-12 supersede certain pending paragraphs in ASU 2011-05. The amendments are being made to allow the FASB time to re-deliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. While the FASB is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before ASU 2011-05. All other requirements in ASU 2011-05 are not affected by ASU 2011-12, including the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. These requirements are applicable for fiscal years, and interim periods within those years, beginning after December 15, 2011. The adoption of this pronouncement is not expected to have a material impact on the Company's consolidated financial position, results of operations or cash flows.

In September 2011, the FASB issued ASC Update No. 2011-08, "Intangibles-Goodwill and Other (Topic 350): Testing Goodwill for Impairment" (ASU 2011-08"). ASU 2011-08 is intended to simplify how entities test goodwill for impairment. ASU 2011-08 permits an entity to first assess qualitative factors to determine whether it is "more likely than not" that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350, "Intangibles-Goodwill and Other." The more-likely-than-not threshold is defined as having a likelihood of more than 50%. ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. The Company elected to adopt ASU 2011-08 on December 31, 2011. The adoption of this update did not have a material impact on the Company's consolidated financial position, results of operations or cash flows.

Other accounting standards that have been issued or proposed by the FASB or other standards-setting bodies that do not require adoption until a future date are not applicable to the Company's consolidated financial statements.